Trading derivatives (assets and liabilities) and Short positions - Short positions (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Financial instruments
Financial liabilities at fair value through profit or loss	$ 255,481
Financial liabilities held for trading		$ 239,725
Short positions
Financial instruments
Financial liabilities at fair value through profit or loss	101,754
Financial liabilities held for trading		68,443
Short positions - Securities loans
Financial instruments
Financial liabilities at fair value through profit or loss	28,239
Financial liabilities held for trading		21,132
Short positions, Securities loans - Debt instruments
Financial instruments
Financial liabilities at fair value through profit or loss	27,279
Financial liabilities held for trading		21,050
Short positions, Securities loans - Equity instruments
Financial instruments
Financial liabilities at fair value through profit or loss	960
Financial liabilities held for trading		82
Short positions, Short sales - Debt instruments
Financial instruments
Financial liabilities at fair value through profit or loss	73,515
Financial liabilities held for trading		47,311
Financial liabilities held for trading arising from sale of financial assets acquired under reverse repurchase agreements	$ 72,835	$ 46,233